Borrowings - Schedule of Movement of Shareholder Loans (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance	$ 1,923,000	$ 1,463,650		$ 1,292,450
Interest accrued during the year	298,726 [1]	459,350	[1]	200,146
Closing Shareholder Loan balance	$ 2,221,726	$ 1,923,000		$ 1,463,650

[1]	Interest accrued represent the six months interest accrued as at 31 December 2024 and twelve months interest accrued as at 30 June 2024.